Cover	Nov. 07, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 07, 2025
Current Fiscal Year End Date	--04-30
Entity Registrant Name	IMMERSION CORPORATION
Entity File Number	001-38334
Entity Tax Identification Number	94-3180138
Entity Address, Address Line One	2999 N.E. 191st Street, Suite 610
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	408
Local Phone Number	467-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IMMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001058811
Amendment Flag	false
Entity Incorporation, State or Country Code	DE